Taxes (Details 4) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Allowance for doubtful accounts and other markdown and impairments	$ 11,025,156	$ 1,145,662
Valuation allowance	(6,382,663)	(1,145,662)
Total	$ 4,642,493	$ 0